Merger Agreement	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Merger Agreement
Note 2 — Merger Agreement
On September 6, 2016, the Company and the OP entered into an Agreement and Plan of Merger (the “Merger Agreement”) with American Finance Trust, Inc. (“AFIN”), American Finance Operating Partnership, L.P. (the “AFIN OP”) and Genie Acquisition, LLC, a Delaware limited liability company and wholly owned subsidiary of AFIN (“Merger Sub”). The Merger Agreement provided for (a) the merger of the Company with and into the Merger Sub (the “Merger”), with the Merger Sub surviving as a wholly owned subsidiary of AFIN and (b) the merger of the OP with and into the AFIN OP, with the AFIN OP as the surviving entity (the “Partnership Merger”, and together with the Merger, the “Mergers”). The Mergers became effective on February 16, 2017.
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Mergers (the "Effective Time"), each outstanding share of common stock of the Company, $0.01 par value per share ("Company Common Stock") (including any restricted shares of Company Common Stock and fractional shares), was converted into the right to receive (x) a number of shares of common stock of AFIN, $0.01 par value per share ("AFIN Common Stock") equal to 0.385 shares of AFIN Common Stock (the "Stock Consideration") and (y) cash from AFIN in an amount equal to $0.95 per share (the "Cash Consideration," and together with the Stock Consideration, the "Merger Consideration").
In addition, at the Effective Time, (i) each unit of partnership interest of the OP designated as an OP Unit (an "OP Unit") issued and outstanding immediately prior to the Effective Time (other than those held by the Company as described in clause (ii) below) was automatically converted into 0.424 validly issued units of limited partnership interest of the AFIN OP (the “Partnership Merger Consideration”); (ii) each unit of partnership interest of the OP designated as either an OP Unit or a GP Unit (a "GP Unit") held by the Company and issued and outstanding immediately prior to the Effective Time was automatically converted into 0.385 validly issued units of limited partnership interest of the AFIN OP; (iii) each unit of partnership interest of the OP designated as a Class B Unit (a "Class B Unit") held by the Advisor and Lincoln issued and outstanding immediately prior to the Effective Time was converted into the Partnership Merger Consideration (the “Class B Consideration,” and together with the Partnership Merger Consideration and the Merger Consideration, the “Total Merger Consideration”) and (iv) the interest of the Advisor, the special limited partner of the OP, in the OP was redeemed for a cash payment, determined in accordance with the existing terms of the OP’s agreement of limited partnership.
In addition, as provided in the Merger Agreement, all outstanding restricted stock of the Company became fully vested and entitled to receive the Merger Consideration.
AFIN issued approximately 38.2 million shares of AFIN Common Stock as Stock Consideration in the Merger and paid approximately $94.3 million in Cash Consideration.
Concurrently with the execution of the Merger Agreement, the Company and the OP entered into a side letter agreement with the Advisor and AFIN providing for, among other things, termination of the advisory agreement among the Company, the OP and the Advisor, subject to, and at, the date that the Merger became effective (the "Termination Agreement").
Prior to the Mergers, AFIN and the Company each were sponsored, directly or indirectly, by AR Global. AR Global and its affiliates provide investment and advisory services to AFIN, and previously provided such services to the Company, pursuant to written advisory agreements. In connection with, and subject to the terms and conditions of the Merger Agreement, OP units held by AR Global and its affiliates were exchanged for AFIN OP Units and certain special limited partner interests in the OP held by AR Global and its affiliates were, consistent with the terms of the OP partnership agreement, redeemed for a cash payment of approximately $2.8 million.